9. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Receivables Tables Abstract
Financial position

	December 31, 2018	December 31, 2017
Private sector:
General and special customers (i) (ii)	1,372,667	1,248,979
Agreements (iii)	347,679	320,032

	1,720,346	1,569,011
Government entities:
Municipal	575,733	532,320
Federal	3,876	3,547
Agreements (iii)	274,906	285,614

	854,515	821,481
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,056	2,670
São Caetano do Sul	2,869	2,604

Total wholesale customers – Municipal governments	5,925	5,274

Unbilled supply	571,072	560,712

Subtotal	3,151,858	2,956,478
Allowance for doubtful accounts	(1,099,442)	(1,067,973)

Total	2,052,416	1,888,505

Current	1,843,333	1,672,595
Noncurrent	209,083	215,910

	2,052,416	1,888,505

(i)    General customers - residential and small and mid-sized companies

(ii)  Special customers - large consumers, commercial, industries, condominiums and special billing consumers (fixed demand agreements, industrial waste, wells, etc.).

(iii) Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements.

Wholesale customers
Wholesale customers – Municipal governments: (iv)
Guarulhos (*)	-	760,598
Mauá	601,910	530,830
Mogi das Cruzes	3,056	2,670
Santo André	1,164,399	1,048,832
São Caetano do Sul	2,869	2,604
Diadema	222,671	222,671

Total wholesale customers – Municipal governments	1,994,905	2,568,205

Aging of trade receivables

	December 31, 2018	December 31, 2017

Current	1,449,927	1,434,097
Past-due:
Up to 30 days	330,310	287,173
From 31 to 60 days	145,153	100,383
From 61 to 90 days	83,679	56,386
From 91 to 120 days	54,486	34,685
From 121 to 180 days	89,740	70,609
From 181 to 360 days	44,856	47,241
Over 360 days	953,707	925,904

Total past-due	1,701,931	1,522,381

Total	3,151,858	2,956,478

Allowance for doubtful accounts

	December 31, 2018	December 31, 2017	December 31, 2016

Balance at beginning of the year	1,067,973	1,068,747	977,758
Private sector /government entities	61,315	75,973	144,217
Recoveries	(29,846)	(76,747)	(25,272)

Net additions for the year	31,469	(774)	118,945

Write-offs of accounts receivable during the year	-	-	(27,956)

Balance at the end of the year	1,099,442	1,067,973	1,068,747

Reconciliation of estimated/historic losses of income

Reconciliation of estimated/historical losses of income	December 31, 2018	December 31, 2017	December 31, 2016

Write-offs	(184,555)	(171,729)	(177,492)
(Losses)/reversal with state entities - related parties	1,294	21,510	(7,292)
(Losses) with private sector / government entities	(61,315)	(75,973)	(144,217)
(Losses)/reversal with wholesale customers	(29,458)	9,781	(2,596)
Recoveries	107,307	133,730	241,109

Amount recorded as bad debt expense, net of recoveries	(166,727)	(82,681)	(90,488)